Subsequent Events (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended		10 Months Ended	12 Months Ended
	Jan. 12, 2021	Jan. 05, 2021	Jan. 03, 2021	Dec. 02, 2020	Sep. 02, 2020	Nov. 06, 2019	Sep. 30, 2020	Sep. 24, 2020	Sep. 22, 2020	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019
Principal amount								$ 78,000	$ 78,000
Proceeds from Convertible debt										$ 427,500	$ 20,000		$ 673,284	$ 33,334
Interest rate								10.00%	8.00%			10.00%
Maturity date								Jun. 24, 2021	Sep. 22, 2021
Conversion price								$ 0.06
Securities Exchange Agreement [Member] | Marijuana Company of America [Member]
Number of common stock issued							7,222,222
Number of common stock exchanged							650,000,000
Convertible Promissory Note
Principal amount					$ 107,000	$ 20,000		$ 78,000	$ 78,000				$ 113,000
Original issue discount					5,000		$ 5,000
Proceeds from Convertible debt					100,000		100,000
Deferred finance costs					$ 2,000		$ 2,000
Interest rate					12.00%	7.00%	8.00%	10.00%	8.00%
Maturity date								Jun. 24, 2021	Sep. 22, 2021
Conversion price								$ 0.06
Subsequent Event [Member] | Hymers [Member]
Shares issued for settlement of debt			1,585,791
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Principal amount				$ 33,500
Proceeds from Convertible debt				$ 30,000
Interest rate				8.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Principal amount	$ 115,500	$ 110,000
Proceeds from Convertible debt	$ 100,000	$ 97,500
Interest rate	10.00%	10.00%
Conversion price	$ 0.10	$ 0.05